                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07503

Morgan Stanley Japan Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: May 31, 2006

Date of reporting period: November 30, 2005


Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN MORGAN STANLEY JAPAN FUND PERFORMED DURING THE SEMIANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT
For the six months ended November 30, 2005

TOTAL RETURN FOR THE 6 MONTHS ENDED NOVEMBER 30, 2005

                                        MORGAN STANLEY
                                               CAPITAL     LIPPER
                                         INTERNATIONAL      JAPAN
                                          (MSCI) JAPAN      FUNDS
CLASS A   CLASS B   CLASS C   CLASS D         INDEX(1)   INDEX(2)
  16.39%    15.94%    15.98%    16.58%           22.66%     21.21%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURNS ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE AND BENCHMARK INFORMATION.

MARKET CONDITIONS
Although Japanese macroeconomic indicators had recovered gradually throughout the reporting period, it was not until August that investors' sentiment toward the Japanese equity markets significantly changed. Prime Minister Koizumi's call for a "snap election" over postal privatization bills fuelled a market rally. Positive outlooks announced by Bank of Japan buoyed sentiment further. Domestic economically sensitive high-beta sectors such as financials and commodity-related companies led the markets from August to October. (High-beta stocks and sectors are those which display greater volatility over time.) Meanwhile, select auto, electrical machinery and other export-oriented sectors of the market performed relatively weakly, owing to concerns over rising oil prices as well as rising U.S. interest rates.

In November, the Japanese equity market rose to its highest level since October 2000, led by high-tech companies and those that benefit from a weakening yen. The market rotated away from financials stocks and other high-beta market leaders (whose valuations had become extended over the past several months) and into "laggard" sectors with more attractive valuations and fundamental endorsements. Although the Bank of Japan tried to pave the way to end quantitative easing early next year, Prime Minister Koizumi and other government officials publicly criticized the move as too early. Since many financial stocks rose over the past several months on expectations of higher interest rates, these comments tempered momentum buyers' enthusiasm for these sectors.

PERFORMANCE ANALYSIS
Morgan Stanley Japan Fund underperformed the Morgan Stanley Capital International (MSCI) Japan Index and the Lipper Japan Funds Index for the six months ended November 30, 2005, assuming no deduction of applicable sales charges.

The Fund underperformed the MSCI Japan Index mainly due to a lack of exposure to high-beta, large-cap stocks such as banks and insurance companies. In addition, compared to the MSCI Japan Index, the Fund's larger exposure to Japanese blue chip exporters detracted from relative returns, given concerns over the negative impacts of rising oil prices and rising U.S. interest rates on consumer spending.

On a positive note, machinery, trading and construction companies from the capital goods sector advanced briskly, based on earnings momentum. Stocks selected from the commercial services and supplies sector also benefited the Fund, where performance was supported by better-than-expected interim earnings results announced in November.

THERE IS NO GUARANTEE THAT ANY SECTORS MENTIONED WILL CONTINUE TO PERFORM WELL OR THAT SECURITIES IN SUCH SECTORS WILL BE HELD BY THE FUND IN THE FUTURE.

TOP 10 HOLDINGS

Roland DG Corp.                           4.0%
ITO EN, Ltd.                              3.8
Canon Inc.                                3.8
Shin-Etsu Chemical Co., Ltd.              3.7
Electric Power Development Co., Ltd.      3.6
SMC Corporation                           3.6
Toyota Tsusho Corp.                       3.4
Secom Techno Service Co., Ltd.            3.4
Mizuho Financial Group, Inc.              3.3
Sumitomo Mitsui Financial Group, Inc.     3.2

TOP FIVE INDUSTRIES

Electronic Equipment/Instruments          9.2%
Wholesale Distributors                    7.9
Electronic Components                     5.8
Chemicals: Specialty                      5.6
Computer Peripherals                      5.4

DATA AS OF NOVEMBER 30, 2005. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR TOP 10 HOLDINGS AND TOP FIVE INDUSTRIES ARE AS A PERCENTAGE OF NET ASSETS. THESE DATA ARE PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY
THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON OR PREFERRED STOCKS (INCLUDING DEPOSITARY RECEIPTS) OF COMPANIES THAT ARE LOCATED IN JAPAN. A COMPANY WILL BE CONSIDERED LOCATED IN JAPAN IF (i) IT IS ORGANIZED UNDER THE LAWS OF JAPAN AND HAS ITS PRINCIPAL OFFICE IN JAPAN, (ii) IT DERIVES 50 PERCENT OR MORE OF ITS REVENUES FROM BUSINESSES IN JAPAN OR (iii) ITS EQUITY SECURITIES ARE TRADED PRINCIPALLY ON A JAPANESE STOCK EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS
EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, www.morganstanley.com. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, http://www.sec.gov. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (publicinfo@sec.gov) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD
YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT www.morganstanley.com. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

HOUSEHOLDING NOTICE
TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2005

                    CLASS A SHARES*       CLASS B SHARES**       CLASS C SHARES+      CLASS D SHARES++
                   (SINCE 07/28/97)       (SINCE 04/26/96)      (SINCE 07/28/97)      (SINCE 07/28/97)
SYMBOL                        JPNAX                  JPNBX                 JPNCX                 JPNDX
1 YEAR                        15.60%(3)              14.78%(3)             14.80%(3)             15.95%(3)
                               9.53(4)                9.78(4)              13.80(4)                 --

5 YEARS                       (0.79)(3)              (1.66)(3)             (1.68)(3)             (0.68)(3)
                              (1.85)(4)              (2.06)(4)             (1.68)(4)                --

SINCE INCEPTION               (0.21)(3)              (1.81)(3)             (1.03)(3)             (0.01)(3)
                              (0.85)(4)              (1.81)(4)             (1.03)(4)                --

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT www.morganstanley.com OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++   CLASS D HAS NO SALES CHARGE.

(1) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) JAPAN INDEX IS A CAPITALIZATION WEIGHTED INDEX THAT MEASURES THE PERFORMANCE OF CERTAIN COMPANIES TRADED ON THE JAPANESE STOCK MARKET, IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY JAPAN. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER JAPAN FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER JAPAN FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 06/01/05 - 11/30/05.

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       BEGINNING        ENDING        EXPENSES PAID
                                                     ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD *
                                                     -------------   -------------   ---------------
                                                                                        06/01/05 -
                                                        06/01/05        11/30/05         11/30/05
                                                     -------------   -------------   ---------------
CLASS A
Actual (16.39% return)                               $    1,000.00   $    1,163.90   $         10.20
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,015.64   $          9.50

CLASS B
Actual (15.94% return)                               $    1,000.00   $    1,159.40   $         14.24
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,011.88   $         13.26

CLASS C
Actual (15.98% return)                               $    1,000.00   $    1,159.80   $         14.24
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,011.88   $         13.26

CLASS D
Actual (16.58% return)                               $    1,000.00   $    1,165.80   $          8.85
Hypothetical (5% annual return before expenses)      $    1,000.00   $    1,016.90   $          8.24

----------
  * EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.88%, 2.63%, 2.63% AND 1.63% FOR CLASS A, CLASS B, CLASS C AND CLASS D SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

MORGAN STANLEY JAPAN FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             COMMON STOCKS (a) (96.6%)
             APPAREL/FOOTWEAR (2.8%)
   293,000   Descente, Ltd.                                        $   1,422,697
    28,000   Levi Strauss Japan Kabushiki Kaisha                         591,833
                                                                   -------------
                                                                       2,014,530
                                                                   -------------
             APPAREL/FOOTWEAR RETAIL (2.7%)
    50,700   Nishimatsuya Chain Co., Ltd.                              1,978,426
                                                                   -------------
             BEVERAGES: NON-ALCOHOLIC (3.8%)
    58,500   ITO EN, Ltd.                                              2,801,697
                                                                   -------------
             BUILDING PRODUCTS (1.8%)
   233,000   Sanwa Shutter Corp.                                       1,291,821
                                                                   -------------
             CHEMICALS: SPECIALTY (5.6%)
    52,900   Shin-Etsu Chemical Co., Ltd.                              2,729,223
   216,000   Taiyo Nippon Sanso Corp.                                  1,383,285
                                                                   -------------
                                                                       4,112,508
                                                                   -------------
             COMMERCIAL PRINTING/FORMS (1.0%)
    46,200   Asia Securities Printing Co., Ltd.                          743,753
                                                                   -------------
             COMPUTER PERIPHERALS (5.4%)
   105,100   Roland DG Corp.                                           2,931,504
       650   Wacom Co., Ltd.                                           1,032,521
                                                                   -------------
                                                                       3,964,025
                                                                   -------------
             CONTAINERS/PACKAGING (0.9%)
    49,500   Pack Corp. (The)                                            685,854
                                                                   -------------
             ELECTRIC UTILITIES (3.6%)
    82,100   Electric Power Development Co., Ltd.                      2,657,511
                                                                   -------------
             ELECTRONIC COMPONENTS (5.8%)
       202   AXELL Corp.                                                 736,047
    30,600   Hamamatsu Photonics KK                                      720,298
    57,800   Hoya Corp.                                                2,080,493
    64,300   Zuken Inc.                                                  677,665
                                                                   -------------
                                                                       4,214,503
                                                                   -------------
             ELECTRONIC DISTRIBUTORS (1.2%)
    67,000   Fujitsu Devices, Inc.                                       857,463
                                                                   -------------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (9.2%)
    49,500   Canon Inc.                                            $   2,781,986
     8,000   Keyence Corp.                                             2,026,124
   111,000   Ricoh Co., Ltd.                                           1,935,875
                                                                   -------------
                                                                       6,743,985
                                                                   -------------
             ENGINEERING & CONSTRUCTION (3.4%)
   150,000   Comsys Holdings Corp.                                     1,753,054
   102,000   Kandenko Co., Ltd.                                          755,629
                                                                   -------------
                                                                       2,508,683
                                                                   -------------
             FINANCIAL CONGLOMERATES (3.3%)
       346   Mizuho Financial Group, Inc.                              2,424,598
                                                                   -------------
             FOOD: SPECIALTY/CANDY (3.1%)
    68,700   Unicharm Petcare Corp.                                    2,303,597
                                                                   -------------
             INDUSTRIAL MACHINERY (3.6%)
    19,600   SMC Corporation                                           2,617,432
                                                                   -------------
             INFORMATION TECHNOLOGY SERVICES (2.8%)
   103,800   Hitachi Systems & Services, Ltd.                          2,081,112
                                                                   -------------
             MAJOR BANKS (3.2%)
       253   Sumitomo Mitsui Financial Group, Inc.                     2,369,369
                                                                   -------------
             METAL FABRICATIONS (2.6%)
   118,000   Tsubaki Nakashima Co., Ltd.                               1,931,140
                                                                   -------------
             MISCELLANEOUS COMMERCIAL SERVICES (4.9%)
    42,500   ART Corp.                                                 1,098,051
    64,000   Secom Techno Service Co., Ltd.                            2,464,552
                                                                   -------------
                                                                       3,562,603
                                                                   -------------
             PACKAGED SOFTWARE (3.0%)
    64,500   Trend Micro Inc.                                          2,159,750
                                                                   -------------
             PHARMACEUTICALS: OTHER (3.4%)
    52,200   Hisamitsu Pharmaceutical Co., Inc.                        1,213,648
    57,000   Tsumura & Co.                                             1,288,563
                                                                   -------------
                                                                       2,502,211
                                                                   -------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
             RECREATIONAL PRODUCTS (2.0%)
    52,700   KOEI Co., Ltd.                                        $   1,458,655
                                                                   -------------
             REGIONAL BANKS (2.6%)
   258,000   Bank of Fukuoka, Ltd. (The)                               1,925,535
                                                                   -------------
             SPECIALTY STORES (1.4%)
    36,900   Otsuka Kagu Ltd.                                          1,021,920
                                                                   -------------
             STEEL (3.1%)
    39,200   JFE Holdings, Inc.                                        1,234,389
   300,000   Nippon Steel Corp.                                        1,015,320
                                                                   -------------
                                                                       2,249,709
                                                                   -------------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (2.5%)
    96,700   Hitachi Construction Machinery Co., Ltd.                  1,864,667
                                                                   -------------
             WHOLESALE DISTRIBUTORS (7.9%)
    44,100   Impact 21 Co., Ltd.                                       1,017,256
   119,300   Meiko Shokai Co., Ltd.                                    2,333,689
   122,000   Toyota Tsusho Corp.                                       2,472,050
                                                                   -------------
                                                                       5,822,995
                                                                   -------------
             TOTAL COMMON STOCKS
              (COST $67,443,484)                                      70,870,052
                                                                   -------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                              VALUE
--------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (3.4%)
             REPURCHASE AGREEMENT
$    2,464   Joint repurchase agreement account
              4.02% due 12/01/05 (dated 11/30/05;
              proceeds $2,464,275) (b)
              (COST $2,464,000)                                    $   2,464,000
                                                                   -------------
TOTAL INVESTMENTS
 (COST $69,907,484) (c)                                    100.0%     73,334,052
OTHER ASSETS IN EXCESS OF
 LIABILITIES                                                 0.0          30,502
                                                           -----   -------------
NET ASSETS                                                 100.0%  $  73,364,554
                                                           =====   =============

----------
  (a) SECURITIES WITH TOTAL MARKET VALUE EQUAL TO $70,870,052 HAVE BEEN VALUED AT THEIR FAIR VALUE AS DETERMINED IN GOOD FAITH UNDER PROCEDURES ESTABLISHED BY AND UNDER THE GENERAL SUPERVISION OF THE FUND'S TRUSTEES.
  (b) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,052,981 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $626,413, RESULTING IN NET UNREALIZED APPRECIATION OF $3,426,568.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
SUMMARY OF INVESTMENTS - NOVEMBER 30, 2005 (UNAUDITED)

                                                                    PERCENT OF
INDUSTRY                                               VALUE        NET ASSETS
-------------------------------------------------------------------------------
Electronic Equipment/Instruments                   $  6,743,985             9.2%
Wholesale Distributors                                5,822,995             7.9
Electronic Components                                 4,214,503             5.8
Chemicals: Specialty                                  4,112,508             5.6
Computer Peripherals                                  3,964,025             5.4
Miscellaneous Commercial Services                     3,562,603             4.9
Beverages: Non-Alcoholic                              2,801,697             3.8
Electric Utilities                                    2,657,511             3.6
Industrial Machinery                                  2,617,432             3.6
Engineering & Construction                            2,508,683             3.4
Pharmaceuticals: Other                                2,502,211             3.4
Repurchase Agreement                                  2,464,000             3.4
Financial Conglomerates                               2,424,598             3.3
Major Banks                                           2,369,369             3.2
Food: Specialty/Candy                                 2,303,597             3.1
Steel                                              $  2,249,709             3.1%
Packaged Software                                     2,159,750             3.0
Information Technology Services                       2,081,112             2.8
Apparel/Footwear                                      2,014,530             2.8
Apparel/Footwear Retail                               1,978,426             2.7
Metal Fabrications                                    1,931,140             2.6
Regional Banks                                        1,925,535             2.6
Trucks/Construction/Farm Machinery                    1,864,667             2.5
Recreational Products                                 1,458,655             2.0
Building Products                                     1,291,821             1.8
Specialty Stores                                      1,021,920             1.4
Electronic Distributors                                 857,463             1.2
Commercial Printing/Forms                               743,753             1.0
Containers/Packaging                                    685,854             0.9
                                                   ------------    ------------
                                                   $ 73,334,052           100.0%
                                                   ============    ============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2005 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $69,907,484)          $    73,334,052
Cash                                                                     12,872
Receivable for:
   Dividends                                                            279,538
   Investments sold                                                     210,897
   Shares of beneficial interest sold                                    35,927
Prepaid expenses and other assets                                        55,460
                                                                ---------------
   TOTAL ASSETS                                                      73,928,746
                                                                ---------------
LIABILITIES:
Payable for:
   Investments purchased                                                226,299
   Shares of beneficial interest redeemed                               183,020
   Investment advisory fee                                               52,719
   Distribution fee                                                      39,726
   Administration fee                                                     4,848
Accrued expenses and other payables                                      57,580
                                                                ---------------
   TOTAL LIABILITIES                                                    564,192
                                                                ---------------
   NET ASSETS                                                   $    73,364,554
                                                                ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                 $   111,727,590
Net unrealized appreciation                                           3,409,822
Accumulated net investment loss                                        (707,741)
Accumulated net realized loss                                       (41,065,117)
                                                                ---------------
   NET ASSETS                                                   $    73,364,554
                                                                ===============
CLASS A SHARES:
Net Assets                                                      $    26,520,961
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             3,138,405
   NET ASSET VALUE PER SHARE                                    $          8.45
                                                                ===============
   MAXIMUM OFFERING PRICE PER SHARE,
   (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)              $          8.92
                                                                ===============
CLASS B SHARES:
Net Assets                                                      $    26,239,078
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             3,280,198
   NET ASSET VALUE PER SHARE                                    $          8.00
                                                                ===============
CLASS C SHARES:
Net Assets                                                      $    15,099,137
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)             1,909,749
   NET ASSET VALUE PER SHARE                                    $          7.91
                                                                ===============
CLASS D SHARES:
Net Assets                                                      $     5,505,378
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)               641,763
   NET ASSET VALUE PER SHARE                                    $          8.58
                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2005 (UNAUDITED)

NET INVESTMENT LOSS:
INCOME
Dividends (net of $30,245 foreign withholding tax)              $       401,832
Interest                                                                 18,878
                                                                ---------------
   TOTAL INCOME                                                         420,710
                                                                ---------------
EXPENSES
Investment advisory fee                                                 297,395
Distribution fee (Class A shares)                                        32,252
Distribution fee (Class B shares)                                       115,009
Distribution fee (Class C shares)                                        74,294
Transfer agent fees and expenses                                         87,063
Professional fees                                                        35,814
Shareholder reports and notices                                          28,829
Administration fee                                                       27,347
Registration fees                                                        26,563
Custodian fees                                                           19,417
Trustees' fees and expenses                                                 401
Other                                                                    32,758
                                                                ---------------
   TOTAL EXPENSES                                                       777,142
                                                                ---------------
   NET INVESTMENT LOSS                                                 (356,432)
                                                                ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS) ON:
Investments                                                          23,457,483
Foreign exchange transactions                                           (25,885)
                                                                ---------------
   NET REALIZED GAIN                                                 23,431,598
                                                                ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
Investments                                                         (12,840,083)
Translation of other assets and liabilities
 denominated in foreign currencies                                       (6,936)
                                                                ---------------
   NET DEPRECIATION                                                 (12,847,019)
                                                                ---------------
   NET GAIN                                                          10,584,579
                                                                ---------------
NET INCREASE                                                    $    10,228,147
                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE SIX        FOR THE YEAR
                                                                       MONTHS ENDED            ENDED
                                                                     NOVEMBER 30, 2005     MAY 31, 2005
                                                                     -----------------    ---------------
                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment loss                                                  $        (356,432)   $      (944,377)
Net realized gain                                                           23,431,598          9,100,604
Net change in unrealized depreciation                                      (12,847,019)        (7,073,529)
                                                                     -----------------    ---------------

   NET INCREASE                                                             10,228,147          1,082,698

Net decrease from transactions in shares of beneficial interest             (4,097,895)       (28,874,645)
                                                                     -----------------    ---------------

   NET INCREASE (DECREASE)                                                   6,130,252        (27,791,947)

NET ASSETS:
Beginning of period                                                         67,234,302         95,026,249
                                                                     -----------------    ---------------

END OF PERIOD
(INCLUDING ACCUMULATED NET INVESTMENT LOSSES OF $707,741 AND
$351,309, RESPECTIVELY)                                              $      73,364,554    $    67,234,302
                                                                     =================    ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY JAPAN FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2005 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Japan Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on January 22, 1996 and commenced operations on April 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") or Morgan Stanley Asset & Investment Trust Management Co., Limited, (the "Sub-Adviser"), an affiliates of the Investment Adviser, determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund;
(6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.87% to the net assets of the Fund determined as of the close of each business day.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser and Sub-Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Under a Sub-Advisory Agreement between the Sub-Adviser and the Investment Adviser, the Sub-Adviser invests the Fund's assets including the placing of orders for purchase and sales of portfolio securities. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Adviser paid the Sub-Adviser compensation of $145,724 for the six months ended November 30, 2005.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser, Administrator and Sub-Adviser. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $18,582,042 at November 30, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended November 30, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended November 30, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $192, $50,277 and $4,003, respectively and received $17,137 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended November 30, 2005 aggregated $67,996,775 and $74,369,082, respectively.

For the six months ended November 30, 2005, the Fund incurred $2,175 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator, Sub-Adviser and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                FOR THE SIX                       FOR THE YEAR
                                               MONTHS ENDED                           ENDED
                                             NOVEMBER 30, 2005                    MAY 31, 2005
                                       ------------------------------    ------------------------------
                                                (UNAUDITED)
                                          SHARES           AMOUNT           SHARES           AMOUNT
                                       -------------    -------------    -------------    -------------
CLASS A SHARES
Sold                                         152,315    $   1,205,167          333,773    $   2,440,766
Conversion from Class B                      193,821        1,485,096        2,964,994       21,525,065
Redeemed                                    (680,754)      (5,306,516)        (367,979)      (2,692,234)
                                       -------------    -------------    -------------    -------------
Net increase (decrease) -- Class A          (334,618)      (2,616,253)       2,930,788       21,273,597
                                       -------------    -------------    -------------    -------------
CLASS B SHARES
Sold                                         886,590        6,768,783          710,693        4,967,838
Conversion to Class A                       (204,461)      (1,485,096)      (3,119,696)     (21,525,065)
Redeemed                                    (803,685)      (5,857,950)      (2,483,338)     (17,331,868)
                                       -------------    -------------    -------------    -------------
Net decrease -- Class B                     (121,556)        (574,263)      (4,892,341)     (33,889,095)
                                       -------------    -------------    -------------    -------------
CLASS C SHARES
Sold                                         173,507        1,262,750          767,357        5,290,939
Redeemed                                    (366,765)      (2,726,282)        (401,617)      (2,766,080)
                                       -------------    -------------    -------------    -------------
Net increase (decrease) -- Class C          (193,258)      (1,463,532)         365,740        2,524,859
                                       -------------    -------------    -------------    -------------
CLASS D SHARES
Sold                                         214,541        1,703,915          438,653        3,308,663
Redeemed                                    (148,386)      (1,147,762)      (3,126,252)     (22,092,669)
                                       -------------    -------------    -------------    -------------
Net increase (decrease) -- Class D            66,155          556,153       (2,687,599)     (18,784,006)
                                       -------------    -------------    -------------    -------------
Net decrease in Fund                        (583,277)   $  (4,097,895)      (4,283,412)   $ (28,874,645)
                                       =============    =============    =============    =============

6. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of May 31, 2005, the Fund had a net capital loss carryforward of $46,090,321 of which $33,023,787 will expire on May 31, 2007, $5,950,252 will expire on May 31, 2011, $5,610,998 will expire on May 31, 2012 and $1,505,284 will expire on
May 31, 2013 to offset future capital gains to the extent provided by regulations.

As of May 31, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and income from the mark-to-market of passive foreign investment companies ("PFICs").

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

8. LEGAL MATTERS
The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

MORGAN STANLEY JAPAN FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                        FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                       MONTHS ENDED           ------------------------------------------------------------
                                     NOVEMBER 30, 2005          2005         2004         2003         2002         2001
                                     -----------------        --------     --------     --------     --------     --------
                                        (UNAUDITED)
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                              $            7.26        $   7.08     $   4.95     $   6.38     $   7.83     $  10.13
                                     -----------------        --------     --------     --------     --------     --------

Income (loss) from investment
 operations:
  Net investment loss++                          (0.03)          (0.04)       (0.05)       (0.03)       (0.06)       (0.08)
  Net realized and unrealized
   gain (loss)                                    1.22            0.22         2.18        (1.40)       (1.39)       (2.22)
                                     -----------------        --------     --------     --------     --------     --------
Total income (loss) from
 investment operations                            1.19            0.18         2.13        (1.43)       (1.45)       (2.30)
                                     -----------------        --------     --------     --------     --------     --------

Net asset value, end of period       $            8.45        $   7.26     $   7.08     $   4.95     $   6.38     $   7.83
                                     =================        ========     ========     ========     ========     ========

TOTAL RETURN+                                    16.39%(1)        2.54%       43.03%      (22.41)%     (18.52)%     (22.78)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                          1.88%(2)        1.77%        1.80%        2.00%        1.82%        1.55%
Net investment loss                              (0.65)%(2)      (0.62)%      (0.70)%      (0.93)%      (1.00)%      (0.85)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                           $          26,521        $ 25,206     $  3,839     $  4,493     $  1,914     $  2,092
Portfolio turnover rate                            101%(1)           4%          33%          95%          14%          12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                        FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                       MONTHS ENDED           ------------------------------------------------------------
                                     NOVEMBER 30, 2005          2005         2004         2003         2002        2001
                                     -----------------        --------     --------     --------     --------   ----------
                                        (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                              $            6.90        $   6.78     $   4.79     $   6.21     $   7.70   $    10.08
                                     -----------------        --------     --------     --------     --------   ----------

Income (loss) from investment
 operations:
  Net investment loss++                          (0.05)          (0.09)       (0.09)       (0.09)       (0.11)       (0.15)
  Net realized and unrealized
   gain (loss)                                    1.15            0.21         2.08        (1.33)       (1.38)       (2.23)
                                     -----------------        --------     --------     --------     --------   ----------

Total income (loss) from
 investment operations                            1.10            0.12         1.99        (1.42)       (1.49)       (2.38)
                                     -----------------        --------     --------     --------     --------   ----------

Net asset value, end of period       $            8.00        $   6.90     $   6.78     $   4.79     $   6.21   $     7.70
                                     =================        ========     ========     ========     ========   ==========

TOTAL RETURN+                                    15.94%(1)        1.77%       41.54%      (22.87)%     (19.35)%     (23.61)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                          2.63%(2)        2.53%        2.56%        2.76%        2.57%        2.38%
Net investment loss                              (1.40)%(2)      (1.37)%      (1.46)%      (1.69)%      (1.75)%      (1.67)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                           $          26,239        $ 23,458     $ 56,197     $ 37,160     $ 61,562   $  104,574
Portfolio turnover rate                            101%(1)           4%          33%          95%          14%          12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                        FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                       MONTHS ENDED           ------------------------------------------------------------
                                     NOVEMBER 30, 2005          2005         2004         2003         2002         2001
                                     -----------------        --------     --------     --------     --------     --------
                                        (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                              $            6.82        $   6.70     $   4.73     $   6.14     $   7.62     $   9.96
                                     -----------------        --------     --------     --------     --------     --------

Income (loss) from investment
 operations:
  Net investment loss++                          (0.05)          (0.09)       (0.09)       (0.08)       (0.11)       (0.14)
  Net realized and unrealized
   gain (loss)                                    1.14            0.21         2.06        (1.33)       (1.37)       (2.20)
                                     -----------------        --------     --------     --------     --------     --------

Total income (loss) from
 investment operations                            1.09            0.12         1.97        (1.41)       (1.48)       (2.34)
                                     -----------------        --------     --------     --------     --------     --------

Net asset value, end of period       $            7.91        $   6.82     $   6.70     $   4.73     $   6.14     $   7.62
                                     =================        ========     ========     ========     ========     ========

TOTAL RETURN+                                    15.98%(1)        1.79%       41.65%      (22.96)%     (19.42)%     (23.49)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                          2.63%(2)        2.53%        2.56%        2.76%        2.57%        2.32%
Net investment loss                              (1.40)%(2)      (1.37)%      (1.46)%      (1.69)%      (1.75)%      (1.61)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                           $          15,099        $ 14,335     $ 11,638     $  6,109     $  4,304     $  6,221
Portfolio turnover rate                            101%(1)           4%          33%          95%          14%          12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                        FOR THE SIX                            FOR THE YEAR ENDED MAY 31,
                                       MONTHS ENDED           ------------------------------------------------------------
                                     NOVEMBER 30, 2005          2005         2004         2003         2002         2001
                                     -----------------        --------     --------     --------     --------     --------
                                        (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                              $            7.36        $   7.16     $   5.01     $   6.43     $   7.89     $  10.22
                                     -----------------        --------     --------     --------     --------     --------

Income (loss) from investment
 operations:
  Net investment loss++                          (0.01)          (0.05)       (0.03)       (0.04)       (0.05)       (0.06)
  Net realized and unrealized
   gain (loss)                                    1.23            0.25         2.18        (1.38)       (1.41)       (2.27)
                                     -----------------        --------     --------     --------     --------     --------

Total income (loss) from investment
 operations                                       1.22            0.20         2.15        (1.42)       (1.46)       (2.33)
                                     -----------------        --------     --------     --------     --------     --------

Net asset value, end of period       $            8.58        $   7.36     $   7.16     $   5.01     $   6.43     $   7.89
                                     =================        ========     ========     ========     ========     ========

TOTAL RETURN+                                    16.58%(1)        2.79%       42.91%      (22.08)%     (18.50)%     (22.80)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                          1.63%(2)        1.53%        1.56%        1.76%        1.57%        1.38%
Net investment loss                              (0.40)%(2)      (0.37)%      (0.46)%      (0.69)%      (0.75)%      (0.67)%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands                           $           5,505        $  4,235     $ 23,353     $ 11,797     $ 14,856     $ 23,646
Portfolio turnover rate                            101%(1)           4%          33%          95%          14%          12%

----------
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Ronald E. Robison
PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Joseph J. McAlinden
VICE PRESIDENT

Barry Fink
VICE PRESIDENT

Amy R. Doberman
VICE PRESIDENT

Carsten Otto
CHIEF COMPLIANCE OFFICER

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISER
Morgan Stanley Asset & Investment Trust Management Co., Limited
Yebisu Garden Place Tower, 20-3
Ebisu 4 chome, Shibuya-ku
Tokyo, Japan 150-6009

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

38420RPT-RA06-00003P-11/05

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                                      JAPAN FUND


                                                               SEMIANNUAL REPORT
                                                               NOVEMBER 30, 2005

[MORGAN STANLEY LOGO]

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 19, 2006